CAVANAL HILL FUNDS
Supplement dated September 17, 2012
to the Statement of Additional Information for
Money Market Funds
dated December 31, 2011

The following information replaces the information contained in the sections of the SAI presented below (all other information contained in the SAI remains unchanged).

Cover Page Tickers for Premier Added

MONEY MARKET FUNDS
U.S. Treasury Fund		Cash Management Fund		Tax-Free Money Market Fund
Administrative:	APGXX	Administrative:	APCXX	Administrative:	APBXX
Service:	APJXX	Service:	APFXX	Service:	APDXX
Institutional:	APKXX	Institutional:	APHXX	Institutional:	APEXX
Select:	N/A	Select:	N/A	Select:	AIFXX
Premier:	N/A	Premier:	APPXX	Premier:	ACPXX

Distribution/Service Waivers Revised

DISTRIBUTION

Shares of the Funds are sold on a continuous basis by the Distributor for the Funds. Under the Funds’ Amended and Restated Distribution and Shareholder Services Plan (the “Distribution Plan”), the A Class, Investor Class, Administrative Class and Service Class of shares of each of the Funds will pay a monthly distribution fee to the Distributor as compensation for its services in connection with the Distribution Plan at an annual rate equal to 0.25% of its average daily net assets. Under the Distribution Plan, the Premier Class shares of each of the Funds will pay a monthly distribution fee to the Distributor as compensation for its services in connection with the Distribution Plan at an annual rate equal 0.50% of its average daily net assets. The Distributor may use the distribution fee to provide distribution assistance with respect to the Funds’ Shares or to provide Shareholder services to the holders of the Funds’ Shares. The Distributor may also use the distribution fee (i) to pay financial institutions and intermediaries (such as insurance companies, and investment counselors, but not including banks), broker-dealers, and the Distributor’s affiliates and subsidiaries compensation for services or reimbursement of expenses incurred in connection with distribution assistance or (ii) to compensate banks, other financial institutions and intermediaries, broker-dealers, and the Distributor’s affiliates and subsidiaries for services or reimbursement of expenses incurred in connection with the provision of Shareholder services. All payments by the Distributor for distribution assistance or Shareholder services under the Distribution Plan will be made pursuant to an agreement between the Distributor and such bank, other financial institution or intermediary, broker-dealer, or affiliate or subsidiary of the Distributor (a “Servicing Agreement”). A Servicing Agreement will relate to the provision of distribution assistance in connection with the distribution of the Funds’ Shares to the Participating Organization’s customers on whose behalf the investment in such Shares is made and/or to the provision of Shareholder services rendered to the Participating Organization’s customers owning the Funds’ Shares. Under the Distribution Plan, a Participating Organization may include the Adviser or its affiliates. A Servicing Agreement entered into with a bank (or any of its subsidiaries or affiliates) will contain a representation that the bank (or subsidiary or affiliate) believes that it possesses the legal authority to perform the services contemplated by the Servicing Agreement without violation of applicable banking laws.

The distribution fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular year by the Distributor in connection with distribution assistance or Shareholder services rendered by the Distributor itself or incurred by the Distributor pursuant to the Servicing Agreements entered into under the Distribution Plan. If the amount of the distribution fee is greater than the Distributor’s actual expenses incurred in a particular year (and the Distributor does not waive that portion of the distribution fee), the Distributor will realize a profit in that year from the distribution fee. If the amount of the distribution fee is less than the Distributor’s actual expenses incurred in a particular year, the Distributor will realize a loss in that year under the Distribution Plan and will not recover from the Funds the excess of expenses for the year over the distribution fee, unless actual expenses incurred in a later year in which the Distribution Plan remains in effect were less than the distribution fee paid in that later year. The Distributor may periodically waive all or a portion of the distribution fee to increase the net income attributable to a Fund available for distribution as dividends to the Fund’s Shareholders. To lower operating expenses, the Distributor may voluntarily reduce its fees under the Distribution Plan.

The Distributor has contractually agreed to the fee waivers shown in the table below. Contractual waivers are in place for the period through December 31, 2013 and may only be terminated or modified with the approval of the Board.

CH-SP1-0912

	Distribution Fee	Distribution Fee Waivers
Bond and Equity Funds
A Shares	0.25%	No Waiver
Investor Shares	0.25%	No Waiver
Institutional Shares	0.00%	N/A – No 12b-1 Fee
Money Market Funds
Administrative	0.25%	Cash Management Only – 0.13% Waived
Service	0.25%	0.15% Waived
Institutional	0.00%	N/A – No 12b-1 Fee
Select	0.00%	N/A – No 12b-1 Fee
Premier	0.50%	0.45% Waived

Shareholder Servicing Waivers Revised

SHAREHOLDER SERVICING PLAN

The Trust on behalf of each of the Funds has approved a Shareholder Servicing Plan that enables the Funds to obtain the services of one or more shareholder servicing agents (“Shareholder Servicing Agents”) under shareholder servicing agreements. Under the agreements, the Shareholder Servicing Agents will be responsible for performing shareholder account, administrative and servicing functions, which may include but are not limited to, establishing and maintaining records of shareholders accounts; processing purchase and redemption transactions; confirming shareholder transactions; answering routine shareholder inquiries regarding the Funds; providing assistance to shareholders in effecting changes to their dividend options, account designations and addresses; withholding taxes on non-resident alien accounts; disbursing income dividends and capital gains distributions; reinvesting dividends and distributions; arranging for bank wires; preparing and delivering to shareholders, and state and federal authorities including the IRS, such information respecting dividends and distributions paid by the Funds as may be required by law, rule or regulation; withholding on dividends and distributions as may be required by state or federal authorities from time to time; and such other services as the Funds may reasonably request. The Funds have entered into agreements under the Shareholder Servicing Plan with BOK, the owner of the Adviser, BOSC and may enter into agreements with other banks that are affiliates of BOK, to provide shareholder services to the Funds’ shareholders in exchange for payments by the Fund for such services under the Shareholder Servicing Plan.

Each of the Funds may pay the Shareholder Servicing Agents an annual fee of up to 0.25% of the average daily net assets of the shares of each of the Funds, other than the A Shares of the Bond and Equity Funds, for which a fee of 0.10% of the daily net assets is available. BOK and BOSC have agreed to the contractual fee waivers shown in the table below for purchasers that purchase through them. Contractual waivers are in place for the period through December 31, 2013 and may only be modified with the approval of the Board.

	Shareholder Servicing Fee	Shareholder Servicing Fee Caps and Waivers
Bond and Equity Funds
A Shares	0.10%	Waived in Full
Investor Shares	0.25%	Waived in Full, except for the Opportunistic Fund, which has No Waiver
Institutional Shares	0.25%	Waived in Full
Money Market Funds
Administrative	0.25%	No Waiver
Service	0.25%	0.15% Waived
Institutional	0.25%	0.17% Waived
Select	0.25%	Waived in Full
Premier	0.25%	Waived in Full

SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH THE APPLICABLE
PROSPECTUS FOR FUTURE REFERENCE.

CH-SP1-0912